MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

January 3, 2012

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
MFS® Series Trust I (the “Trust”) (File No.  33-7638 and 811-4777) on Behalf of MFS® Cash Reserve Fund, MFS® Core Equity Fund, MFS® New Discovery Fund, MFS® Research International Fund, MFS® Technology Fund and MFS® Value Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust, as certification that Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 61 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on December 28, 2011.

Please call the undersigned at (617) 954-5822 or Nickolas Connery at (617) 954-6124 with any questions you may have.

Very truly yours,

CHRISTOPHER R. BOHANE
Christopher R. Bohane
Senior Counsel

CRB/bjn